Insurance Contracts - Summary of Changes In Reinsurance Contract Assets And Reinsurance Contract Liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Allocation of Reinsurance Premiums	₩ 922,262	$ 624,052	₩ 838,051	[1]	₩ 775,855	[2]
Effect of changes in exchange rate	3,806,908		532,030
Total reinsurance finance income and expenses	(437,001)		(572,476)		5,891,208
Insurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	3,985,653		3,860,903
Reinsurance service expenses	(4,245,506)		(4,090,221)
Reinsurance claims and expenses	3,403,228		3,601,572
Changes in fulfilment cash flows relating to incurred claims	(168,211)		(265,342)
Reinsurance service result	(534,691)		(299,166)
Reinsurance finance income and expenses	66,099		12,901
Investment components	0		0
Amounts recovered from reinsurer	0		0
Total cashflow	117,683		397,737
Other	37,272		13,278
Ending	3,672,016		3,985,653		3,860,903
Insurance contracts to which premium allocation approach has been applied | Estimates of present value of future cash flows
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	1,953,780		1,941,475
Reinsurance service expenses			0
Reinsurance claims and expenses			3,545,909
Changes in fulfilment cash flows relating to incurred claims			(226,333)
Reinsurance service result			3,319,576
Reinsurance finance income and expenses			13,943
Investment components			0
Amounts recovered from reinsurer			0
Total cashflow			(3,323,187)
Other			1,973
Ending			1,953,780		1,941,475
Insurance contracts to which premium allocation approach has been applied | Risk adjustment for non-financial risk
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	96,435		78,709
Reinsurance service expenses			0
Reinsurance claims and expenses			55,663
Changes in fulfilment cash flows relating to incurred claims			(39,009)
Reinsurance service result			16,654
Reinsurance finance income and expenses			1,005
Investment components			0
Amounts recovered from reinsurer			0
Total cashflow			0
Other			67
Ending			96,435		78,709
Reinsurance contracts held
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	413,111		343,217
Allocation of Reinsurance Premiums	(218,453)		(158,698)
Reinsurance claims and expenses	192,368		127,147
Changes in fulfilment cash flows relating to incurred claims	(16,953)		4,519
Recovery from loss recovery component and reversals	21,764		51,439
Reinsurance service result	(21,274)		24,407
Reinsurance finance income and expenses	33,799		47,265
Effect of changes in exchange rate	(94)		3
Effect of changes in credit default risk of reinsurer	150		299
Total reinsurance finance income and expenses	33,855		47,567
Investment components	0		0
Reinsurance Premiums Paid	666,604		498,995
Amounts recovered from reinsurer	(634,257)		(501,075)
Total cashflow	32,347		(2,080)
Other	0		0
Ending	458,039		413,111		343,217
Reinsurance contracts held | Estimates of present value of future cash flows
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	335,494		369,776
Reinsurance service result	(15,460)		(73,539)
Reinsurance finance income and expenses	24,832		41,043
Effect of changes in exchange rate	(48)		(5)
Effect of changes in credit default risk of reinsurer	150		299
Total reinsurance finance income and expenses	24,934		41,337
Reinsurance Premiums Paid	666,604		498,995
Amounts recovered from reinsurer	(634,257)		(501,075)
Total cashflow	32,347		(2,080)
Other	0		0
Ending	377,315		335,494		369,776
Reinsurance contracts held | Risk adjustment for non-financial risk
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	73,397		69,907
Reinsurance service result	(5,176)		(5,418)
Reinsurance finance income and expenses	8,152		8,908
Effect of changes in exchange rate	9		0
Effect of changes in credit default risk of reinsurer	0		0
Total reinsurance finance income and expenses	8,161		8,908
Reinsurance Premiums Paid	0		0
Amounts recovered from reinsurer	0		0
Total cashflow	0		0
Other	0		0
Ending	76,382		73,397		69,907
Reinsurance contracts held | Insurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	1,193,291		1,109,677
Reinsurance service expenses	(703,809)		(679,353)
Reinsurance claims and expenses	340,877		699,820
Changes in fulfilment cash flows relating to incurred claims	(99,594)		(199,961)
Recovery from loss recovery component and reversals	574		151
Reinsurance service result	(461,952)		(179,343)
Reinsurance finance income and expenses	(74,614)		(3,952)
Effect of changes in exchange rate	49,186		4,297
Effect of changes in credit default risk of reinsurer	24,027		(20,316)
Total reinsurance finance income and expenses	(1,401)		(19,971)
Investment components	0		0
Reinsurance Premiums Paid	678,583		785,809
Amounts recovered from reinsurer	(441,280)		(496,962)
Total cashflow	237,303		288,847
Other	15,601		(5,919)
Ending	982,842		1,193,291		1,109,677
Net liabilities or assets for remaining coverage excluding loss component | Insurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	1,933,331		1,839,419
Reinsurance service expenses	(4,245,506)		(4,090,221)
Reinsurance claims and expenses	0		0
Changes in fulfilment cash flows relating to incurred claims	0		0
Reinsurance service result	(3,773,381)		(3,636,203)
Reinsurance finance income and expenses	13,011		(2,047)
Investment components	(15,439)		0
Amounts recovered from reinsurer	0		0
Total cashflow	3,777,217		3,720,924
Other	12,930		11,238
Ending	1,947,669		1,933,331		1,839,419
Net liabilities or assets for remaining coverage excluding loss component | Reinsurance contracts held
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	(52,816)		(1,289)
Allocation of Reinsurance Premiums	(218,453)		(158,698)
Reinsurance claims and expenses	0		0
Changes in fulfilment cash flows relating to incurred claims	0		0
Recovery from loss recovery component and reversals	0		0
Reinsurance service result	(218,453)		(158,698)
Reinsurance finance income and expenses	27,452		43,712
Effect of changes in exchange rate	(111)		4
Effect of changes in credit default risk of reinsurer	141		161
Total reinsurance finance income and expenses	27,482		43,877
Investment components	(435,632)		(435,701)
Reinsurance Premiums Paid	666,604		498,995
Amounts recovered from reinsurer	0		0
Total cashflow	666,604		498,995
Other	0		0
Ending	(12,815)		(52,816)		(1,289)
Net liabilities or assets for remaining coverage excluding loss component | Reinsurance contracts held | Insurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	112,534		12,516
Reinsurance service expenses	(703,809)		(679,353)
Reinsurance claims and expenses	2,816		4,485
Changes in fulfilment cash flows relating to incurred claims	0		0
Recovery from loss recovery component and reversals	0		0
Reinsurance service result	(700,993)		(674,868)
Reinsurance finance income and expenses	425		750
Effect of changes in exchange rate	8,161		(1,736)
Effect of changes in credit default risk of reinsurer	18		(43)
Total reinsurance finance income and expenses	8,604		(1,029)
Investment components	(16,003)		(3,723)
Reinsurance Premiums Paid	678,583		785,809
Amounts recovered from reinsurer	0		0
Total cashflow	678,583		785,809
Other	6,723		(6,171)
Ending	89,448		112,534		12,516
Loss component | Insurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	2,107		1,300
Reinsurance service expenses	0		0
Reinsurance claims and expenses	0		0
Changes in fulfilment cash flows relating to incurred claims	0		0
Reinsurance service result	3,673		807
Reinsurance finance income and expenses	0		0
Investment components	0		0
Amounts recovered from reinsurer	0		0
Total cashflow	0		0
Other	0		0
Ending	5,780		2,107		1,300
Loss component | Reinsurance contracts held
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	73,821		24,149
Allocation of Reinsurance Premiums	0		0
Reinsurance claims and expenses	(2,511)		(2,554)
Changes in fulfilment cash flows relating to incurred claims	0		0
Recovery from loss recovery component and reversals	21,764		51,439
Reinsurance service result	19,253		48,885
Reinsurance finance income and expenses	2,185		788
Effect of changes in exchange rate	17		(1)
Effect of changes in credit default risk of reinsurer	0		0
Total reinsurance finance income and expenses	2,202		787
Investment components	0		0
Reinsurance Premiums Paid	0		0
Amounts recovered from reinsurer	0		0
Total cashflow	0		0
Other	0		0
Ending	95,276		73,821		24,149
Loss component | Reinsurance contracts held | Insurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	380		229
Reinsurance service expenses	0		0
Reinsurance claims and expenses	0		0
Changes in fulfilment cash flows relating to incurred claims	0		0
Recovery from loss recovery component and reversals	574		151
Reinsurance service result	574		151
Reinsurance finance income and expenses	0		0
Effect of changes in exchange rate	0		0
Effect of changes in credit default risk of reinsurer	0		0
Total reinsurance finance income and expenses	0		0
Investment components	0		0
Reinsurance Premiums Paid	0		0
Amounts recovered from reinsurer	0		0
Total cashflow	0		0
Other	0		0
Ending	954		380		229
Liabilities for incurred claims | Insurance contracts to which premium allocation approach has been applied | Estimates of present value of future cash flows
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	1,953,780
Reinsurance service expenses	0
Reinsurance claims and expenses	3,370,974
Changes in fulfilment cash flows relating to incurred claims	(123,122)
Reinsurance service result	3,247,852
Reinsurance finance income and expenses	48,140
Investment components	15,439
Amounts recovered from reinsurer	0
Total cashflow	(3,659,534)
Other	22,579
Ending	1,628,256		1,953,780
Liabilities for incurred claims | Insurance contracts to which premium allocation approach has been applied | Risk adjustment for non-financial risk
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	96,435
Reinsurance service expenses	0
Reinsurance claims and expenses	32,254
Changes in fulfilment cash flows relating to incurred claims	(45,089)
Reinsurance service result	(12,835)
Reinsurance finance income and expenses	4,948
Investment components	0
Amounts recovered from reinsurer	0
Total cashflow	0
Other	1,763
Ending	90,311		96,435
Liabilities for incurred claims | Reinsurance contracts held
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	392,106		320,357
Allocation of Reinsurance Premiums	0		0
Reinsurance claims and expenses	194,879		129,701
Changes in fulfilment cash flows relating to incurred claims	(16,953)		4,519
Recovery from loss recovery component and reversals	0		0
Reinsurance service result	177,926		134,220
Reinsurance finance income and expenses	4,162		2,765
Effect of changes in exchange rate	0		0
Effect of changes in credit default risk of reinsurer	9		138
Total reinsurance finance income and expenses	4,171		2,903
Investment components	435,632		435,701
Reinsurance Premiums Paid	0		0
Amounts recovered from reinsurer	(634,257)		(501,075)
Total cashflow	(634,257)		(501,075)
Other	0		0
Ending	375,578		392,106		320,357
Liabilities for incurred claims | Reinsurance contracts held | Insurance contracts to which premium allocation approach has been applied | Estimates of present value of future cash flows
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	1,033,601		1,066,910
Reinsurance service expenses	0		0
Reinsurance claims and expenses	329,207		665,538
Changes in fulfilment cash flows relating to incurred claims	(76,406)		(187,486)
Recovery from loss recovery component and reversals	0		0
Reinsurance service result	252,801		478,052
Reinsurance finance income and expenses	(78,147)		(4,247)
Effect of changes in exchange rate	41,005		6,033
Effect of changes in credit default risk of reinsurer	24,009		(20,273)
Total reinsurance finance income and expenses	(13,133)		(18,487)
Investment components	16,003		3,723
Reinsurance Premiums Paid	0		0
Amounts recovered from reinsurer	(441,280)		(496,962)
Total cashflow	(441,280)		(496,962)
Other	8,128		365
Ending	856,120		1,033,601		1,066,910
Liabilities for incurred claims | Reinsurance contracts held | Insurance contracts to which premium allocation approach has been applied | Risk adjustment for non-financial risk
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	46,776		30,022
Reinsurance service expenses	0		0
Reinsurance claims and expenses	8,854		29,797
Changes in fulfilment cash flows relating to incurred claims	(23,188)		(12,475)
Recovery from loss recovery component and reversals	0		0
Reinsurance service result	(14,334)		17,322
Reinsurance finance income and expenses	3,108		(455)
Effect of changes in exchange rate	20		0
Effect of changes in credit default risk of reinsurer	0		0
Total reinsurance finance income and expenses	3,128		(455)
Investment components	0		0
Reinsurance Premiums Paid	0		0
Amounts recovered from reinsurer	0		0
Total cashflow	0		0
Other	750		(113)
Ending	₩ 36,320		₩ 46,776		₩ 30,022

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.